Short-Term Investment (Tables)	12 Months Ended
Oct. 31, 2023
Short-Term Investment [Abstract]
Schedule of Short-Term Investments	Short-term investment comprised of the following:
	As of October 31, 2023
	Level 1	Level 2	Level 3	Total
Bank Wealth Management	-	43,733	-
	-	43,733	-
	As of October 31, 2022
	Level 1	Level 2	Level 3	Total
Bank Wealth Management	-	265,836	-	265,836
Securities	-	568,467	-	568,467
	-	834,303	-	834,303